March 2, 2010

via EDGAR

Rebecca Marquigny
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549-4644

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A
File Numbers. 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the
Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the
“Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment is an annual update filing that is using the new summary prospectus format. The
Registrant made revisions throughout to the strategy and risk disclosure. The Registrant also added the new board leadership structure to the Statement of Additional Information (“SAI”). As we previously discussed, a marked copy would not be helpful due to the many changes made for the new summary prospectus format. If it would be helpful to go over any sections over the phone, please let me know.

The Registrant will submit an amendment pursuant to Rule 485(b) to update financial information, portfolio manager disclosure in the SAI, and other non-material changes.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Attorney